Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash Flows from Operating Activities:
Net loss	$ (24,352,282)	$ (16,964,272)	$ (49,100,346)	$ (33,623,841)	$ (37,682,474)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	36,797,927	35,065,143	70,993,280	68,417,556	67,991,543
Loss on disposal of buildings and improvements	140,919	188,369	493,941	109,321	94,010
Amortization of deferred financing costs	494,204	493,241	1,056,545	1,012,380	937,075
Amortization of stock-based compensation	27,792	27,678	74,617	79,858	100,060
Change in fair value of interest rate cap agreements	199,723	(578,894)	(87,160)	447,668	270,222
Amortization of loan discount	0	177,491	207,074	354,984	90,718
Loss on debt extinguishment	41,609	0	4,975,497	0	0
Insurance claim recoveries	(639,483)	(143,972)	(441,087)	(341,250)	(658,886)
Changes in operating assets and liabilities:
Rents and other receivables	(89,038)	75,434	(114,341)	(60,878)	(275,383)
Other assets	259,566	(789,711)	(151,179)	279,756	(956,089)
Accounts payable and accrued liabilities	(2,702,679)	1,373,613	6,290,350	(1,380,056)	8,181,287
Due to affiliates	1,003,318	(146,735)	(639,916)	(625,107)	129,657
Net cash provided by operating activities	11,181,576	18,777,385	33,557,275	34,670,391	38,221,740
Cash Flows from Investing Activities:
Acquisition of real estate held for development	(2,158,815)	0			(210,030,200)
Additions to real estate investments	(9,883,640)	(7,808,428)
Additions to real estate held for development	(102,284)	0	(18,049,643)	(26,826,024)	(53,334,756)
Escrow deposits for pending real estate acquisitions	(700,100)	0	(100,000)		(7,092,300)
Purchase of interest rate cap agreements			(43,200)	(300,000)	(116,100)
Proceeds from settlement of interest rate cap agreements			270,000
Proceeds from insurance claims	714,483	143,972	441,087	341,250	658,886
Net cash used in investing activities	(12,130,356)	(7,664,456)	(17,481,756)	(26,784,774)	(269,914,470)
Cash Flows from Financing Activities:
Proceeds from issuance of mortgage notes payable			160,850,000	197,832,000	41,850,000
Principal payments on mortgage notes payable	(480,716)	(278,140)	(611,459,963)	(289,590)	(255,878)
Borrowings from credit facilities			562,669,000	10,000,000	35,000,000
Principal payments on credit facilities			(56,000,000)	(186,300,000)
Proceeds from issuance of common stock					193,953,605
Payments of commissions on sale of common stock	(113,998)	(114,741)	(229,973)	(234,942)	(16,862,099)
Reimbursement of other offering costs to affiliates					(5,485,093)
Payment of deferred financing costs			(4,528,781)	(965,063)	(1,005,250)
Payment of debt extinguishment costs			(1,019,491)
Distributions to common stockholders	(12,535,724)	(11,422,475)	(23,399,025)	(21,884,846)	(19,252,136)
Repurchase of common stock	(4,000,000)	(4,886,216)	(8,886,216)	(6,190,737)	(2,156,699)
Net cash provided by (used in) financing activities	(17,130,438)	(16,701,572)	17,995,551	(8,033,178)	225,786,450
Net decrease in cash, cash equivalents and restricted cash	(18,079,218)	(5,588,643)	34,071,070	(147,561)	(5,906,280)
Cash, cash equivalents and restricted cash, beginning of the period	72,738,775	38,667,705	38,667,705	38,815,266	44,721,546
Cash, cash equivalents and restricted cash, end of the period	54,659,557	33,079,062	72,738,775	38,667,705	38,815,266
Supplemental Disclosures of Cash Flow Information:
Interest paid	23,807,702	18,585,763	41,773,839	32,177,704	24,100,572
Supplemental Disclosures of Noncash Flow Transactions:
Distributions payable	3,856,773	3,792,428	66,769	98,125	1,224,836
Distributions paid to common stockholders through common stock issuances pursuant to the distribution reinvestment plan	10,757,262	11,469,940	22,713,975	23,338,092	21,880,716
Redemptions payable	2,000,000	2,000,000	(631,040)	1,577,842	761,317
Accounts payable and accrued liabilities from additions to real estate investments	954,446	436,638	(941,697)	(427,084)	(89,223)
Due to affiliates from additions to real estate investments	75,443	94,442	(147,084)	(91,127)	(303,902)
Due to affiliates for commissions on sale of common stock	185,953	$ 415,184
Operating lease right-of-use asset, net	5,871
Operating lease liabilities, net	$ 5,936
Application of escrow deposits to acquire real estate					7,092,300
Assumption of mortgage notes payable to acquire real estate					47,100,000
Discount on assumed mortgage notes payable					(2,721,540)
Decrease in amounts receivable from transfer agent					(3,119,075)
Decrease in amounts payable to affiliates for other offering costs					(1,319,182)
(Decrease) increase in redeemable common stock			(36,397,062)	10,025,412	19,309,449
(Decrease) increase in due to affiliates for commissions on sale of common stock and related dealer manager fees			$ (262,387)	$ (234,942)	$ 797,281